Pensions and other post-retirement benefits - Schedule of reconciliation of changes in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Opening net defined benefit asset	£ 1,951	£ 3,075
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	(17)	30
Closing net defined benefit asset	1,814	1,951
UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	1,614	2,590
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	(17)	30
Closing net defined benefit asset	1,261	1,614
US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	324	484
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	408	324
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset	13	1
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	145	13
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Opening net defined benefit asset	(19,226)	(23,867)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(143)	(194)
Interest cost	(911)	(697)
Actuarial (losses)/gains – experience	37	(204)
Actuarial gains/(losses) – demographic assumptions	106	150
Actuarial gains/(losses) – financial assumptions	348	4,428
Past service cost – augmentations and redundancies	(9)	(8)
Liabilities extinguished on settlements	543	616
Medicare subsidy received	(26)	(28)
Employee contributions	(10)	(10)
Benefits paid	1,174	1,290
Exchange adjustments	189	(656)
Reclassification from other post-employment liabilities	(11)	0
Reclassification to held for sale (note 10)	72	(46)
Closing net defined benefit asset	(17,867)	(19,226)
Present value of defined benefit obligation | UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	(10,964)	(14,275)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(45)	(69)
Interest cost	(536)	(334)
Actuarial (losses)/gains – experience	(2)	(235)
Actuarial gains/(losses) – demographic assumptions	98	135
Actuarial gains/(losses) – financial assumptions	165	3,167
Past service cost – augmentations and redundancies	(9)	(8)
Liabilities extinguished on settlements	0	0
Medicare subsidy received	0	0
Employee contributions	(10)	(10)
Benefits paid	710	711
Exchange adjustments	0	0
Reclassification from other post-employment liabilities	0	0
Reclassification to held for sale (note 10)	72	(46)
Closing net defined benefit asset	(10,521)	(10,964)
Present value of defined benefit obligation | US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	(5,736)	(6,779)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(72)	(88)
Interest cost	(258)	(252)
Actuarial (losses)/gains – experience	(34)	(17)
Actuarial gains/(losses) – demographic assumptions	12	5
Actuarial gains/(losses) – financial assumptions	190	818
Past service cost – augmentations and redundancies	0	0
Liabilities extinguished on settlements	543	616
Medicare subsidy received	0	0
Employee contributions	0	0
Benefits paid	312	426
Exchange adjustments	131	(465)
Reclassification from other post-employment liabilities	0	0
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	(4,912)	(5,736)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset	(2,526)	(2,813)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(26)	(37)
Interest cost	(117)	(111)
Actuarial (losses)/gains – experience	73	48
Actuarial gains/(losses) – demographic assumptions	(4)	10
Actuarial gains/(losses) – financial assumptions	(7)	443
Past service cost – augmentations and redundancies	0	0
Liabilities extinguished on settlements	0	0
Medicare subsidy received	(26)	(28)
Employee contributions	0	0
Benefits paid	152	153
Exchange adjustments	58	(191)
Reclassification from other post-employment liabilities	(11)	0
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	£ (2,434)	£ (2,526)